Fair Value of Plan Assets - Summary of Fair Value Measurements of Assets Recognized (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Statement of Net Asset Available for Benefit [Line Items]
Fair Value Measurements	$ 179,297,075	$ 163,758,895
Significant Unobservable Inputs (Level 3)
EBP, Statement of Net Asset Available for Benefit [Line Items]
Fair Value Measurements	105,317,304	95,252,916	$ 84,997,575
Money Market Mutual Fund
EBP, Statement of Net Asset Available for Benefit [Line Items]
Fair Value Measurements	739,709	6,422,614
Money Market Mutual Fund | Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Statement of Net Asset Available for Benefit [Line Items]
Fair Value Measurements	739,709	6,422,614
Money Market Mutual Fund | Significant Other Observable Inputs (Level 2)
EBP, Statement of Net Asset Available for Benefit [Line Items]
Fair Value Measurements	0	0
Money Market Mutual Fund | Significant Unobservable Inputs (Level 3)
EBP, Statement of Net Asset Available for Benefit [Line Items]
Fair Value Measurements	0	0
Mutual Funds
EBP, Statement of Net Asset Available for Benefit [Line Items]
Fair Value Measurements	70,796,928	59,007,276
Mutual Funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Statement of Net Asset Available for Benefit [Line Items]
Fair Value Measurements	25,189,529	20,673,323
Mutual Funds | Significant Other Observable Inputs (Level 2)
EBP, Statement of Net Asset Available for Benefit [Line Items]
Fair Value Measurements	45,607,399	38,333,953
Mutual Funds | Significant Unobservable Inputs (Level 3)
EBP, Statement of Net Asset Available for Benefit [Line Items]
Fair Value Measurements	0	0
Common Collective Trusts
EBP, Statement of Net Asset Available for Benefit [Line Items]
Fair Value Measurements	2,443,134	3,076,089
Common Collective Trusts | Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Statement of Net Asset Available for Benefit [Line Items]
Fair Value Measurements	0	0
Common Collective Trusts | Significant Other Observable Inputs (Level 2)
EBP, Statement of Net Asset Available for Benefit [Line Items]
Fair Value Measurements	2,443,134	3,076,089
Common Collective Trusts | Significant Unobservable Inputs (Level 3)
EBP, Statement of Net Asset Available for Benefit [Line Items]
Fair Value Measurements	0	0
Company Common Stock
EBP, Statement of Net Asset Available for Benefit [Line Items]
Fair Value Measurements	105,317,304	95,252,916
Company Common Stock | Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Statement of Net Asset Available for Benefit [Line Items]
Fair Value Measurements	0	0
Company Common Stock | Significant Other Observable Inputs (Level 2)
EBP, Statement of Net Asset Available for Benefit [Line Items]
Fair Value Measurements	0	0
Company Common Stock | Significant Unobservable Inputs (Level 3)
EBP, Statement of Net Asset Available for Benefit [Line Items]
Fair Value Measurements	$ 105,317,304	$ 95,252,916